HELD FOR SALE AND DISCONTINUED OPERATIONS (Tables)	6 Months Ended
Jun. 30, 2024
Held For Sale and Discontinued Operations [Abstract]
Schedule of assets and liabilities held for sale
As disclosed in Note 4, the following table provides the details over assets and liabilities classified as held-for-sale as of June 30, 2024:

	Kyrgyzstan	TNS-Plus LLP	Total
Property and equipment	26	43	68
Intangible assets excl. goodwill	8	1	9
Other non-current assets	3	2	5

Other current assets
Inventories	1	—	1
Trade and other receivables	5	19	24
Cash and cash equivalents	18	15	33
Other current assets	7	3	10
Total assets held for sale	68	83	150

Non-current liabilities
Debt and Derivatives - NCL	6	2	8
Other non-current liabilities	—	4	4

Current liabilities
Trade and other payables	11	10	21
Other non-financial liabilities	6	12	18
Total liabilities held for sale	23	28	51

Schedule of profit (loss) and other comprehensive income held-for-sale
The following table shows the profit/(loss) and other comprehensive income relating to Russia operations for the six-month period ended June 30, 2023:

Six-month period
Income statement and statement of comprehensive income	2023

Operating revenue	1,881
Operating expenses	(1,355)
Other expenses	(2)
Profit / (loss) before tax for the period	524
Income tax benefit / (expense)	(54)
Profit / (loss) after tax for the period	470

Other comprehensive income / (loss) *	(246)
Total comprehensive income / (loss)	224

* Other comprehensive income is relating to the foreign currency translation of discontinued operations.